Note 6 - Business Combinations (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Purchase Price Consideration [Table Text Block]
Purchase consideration
2010
$
Cash consideration (Note (a))	3,295,115
Contingent consideration in cash (Note (b))	3,514,836
Total fair value of purchase price consideration	6,809,951

Letang [Member]
Schedule of Purchase Price Allocation [Table Text Block]
2010
$
Cash	713,576
Other current assets	69,124
Fixed assets	77,326
Intangible assets	2,420,843
Total assets acquired	3,280,869
Deferred tax liabilities	283,063
Total liabilities assumed	283,063
Net assets acquired	2,997,806
Aggregate of:
Purchase consideration	6,809,951
Non-controlling interest	5,377,698
Total	12,187,649
Goodwill (Note 17)	9,189,843

InnoForm [Member]
Schedule of Purchase Price Allocation [Table Text Block]
2010
$
Cash	1,597,420
Accounts receivable	3,328,785
Inventory	2,086,848
Other current assets	4,931,419
Fixed assets	3,143,274
Intangible assets	3,288,080
Other non-current assets	1,174,859
Total assets acquired	19,550,685

Current liabilities	12,577,366
Total liabilities assumed	12,577,366

Net assets acquired	6,973,319

Aggregate of:
Purchase consideration	4,737,880
Non-controlling interest	4,596,097
Total	9,333,977

Goodwill (Note 17)	2,360,658

PT Linktone [Member]
Schedule of Purchase Price Allocation [Table Text Block]
2010
$
Cash	360,164
Accounts receivable	3,233,488
Other current assets	801,933
Fixed assets	383,964
Intangible assets	7,062,668
Total assets acquired	11,842,217

Current liabilities	3,207,944
Deferred tax liabilities	1,765,667
Non-current liabilities	47,405
Total liabilities assumed	5,021,016

Net assets acquired	6,821,201

Aggregate of:
Purchase consideration	13,168,568
Non-controlling interest	10,501,275
Total	23,669,843

Goodwill (Note 17)	16,848,642

GLD Investment Pte Ltd [Member]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
2010
$
Cash	9,294,802
Receivables	37,864
Building	9,438,328
Payables and accruals	(68,012)
Related-party borrowings	(9,252,532)
Non-controlling interest	(139,212)
Purchase consideration	9,311,238